Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares
Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss (Parentheticals) [Line Items]
Diluted earnings per share (in Dollars per share)	$ 0.61
U.S. GAAP [Member]
Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss (Parentheticals) [Line Items]
Diluted earnings per share (in Dollars per share)	0.52
GAAP Adjustments and reclassifications [Member]
Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss (Parentheticals) [Line Items]
Diluted earnings per share (in Dollars per share)	$ 0.09